Income tax / (expense) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)		€ 0
Unused tax losses with no expiration date		483,570		€ 483,570
Unused tax losses subject to expiration		€ 15,181	$ 16,775	€ 15,181	$ 16,775
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate	0.00%